Short-Term Investments (Tables)	12 Months Ended
Mar. 31, 2024
Short-Term Investments [Abstract]
Schedule of Short-term Investments	As at March 31, 2024, short-term investments consist of the following:
	Carraying Value	Interest rates	Maturity
Bonds	$1,329	5.50% - 6.90%	June 9, 2024 - January 16, 2025
Money market instruments	30,620
	$31,949
As at March 31, 2023, short-term investments consist of the following:
	Carraying Value	Interest rates	Maturity
Bonds	$3,802	5.50% - 13.00%	July 17, 2023 - January 16, 2025
Money market instruments	53,829
	$57,631